S000065838 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund | FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Prospectus [Line Items]
Annual Return [Percent]	5.28%	12.21%	(12.49%)	9.13%	3.04%